Execution of Standby Equity Purchase Agreement and Promissory Note (Details) - Schedule of Reconciliation of the Carrying Amount of the Promissory Notes - ILS (₪) ₪ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Schedule of Reconciliation of the Carrying Amount of the Promissory Notes [Abstract]
Opening balance	₪ 7,139
Repayment of First Promissory Note and accrued interest through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	(3,721)
Recognition of discount, interest and exchange differences expenses	494	₪ 14	₪ 526
Income from exchange differences
Closing balance	₪ 3,912		₪ 7,139